LEASES - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Maturity of Lease Liabilities
2020	$ 19,371
2021	14,098
2022	7,674
2023	6,706
2024	6,200
After 2024	3,979
Total lease payments	$ 58,028